Schedule I: Condensed Financial Information of Registrant - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net (loss) income	$ (15,070)	$ (164,438)	$ (5,240)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity-based compensation	13,602	10,534	16,591
Deferred tax (benefit) expense	(301)	123,124	(17,414)
Tax receivable liability adjustment	(547)	100,223	(3,987)
Changes in operating assets and liabilities, net of amounts acquired:
Prepaid expenses and other assets	17,076	(1,969)	(7,263)
Income taxes payable	(597)	75	(15,018)
Accrued expenses and other liabilities	(9,842)	(29,716)	(22,841)
Net cash provided by (used in) operating activities	123,524	30,935	(40,134)
Investing Activities
Net cash used in investing activities	(25,228)	(39,796)	(78,065)
Financing Activities
Net cash (used in) provided by financing activities	(99,242)	25,596	54,639
Net change in cash and cash equivalents	(1,798)	17,253	(64,357)
Cash and cash equivalents at beginning of period	36,453	19,200	83,557
Cash and cash equivalents at end of period	34,655	36,453	19,200
Supplemental Cash Flow Information
Income tax payments	3,899	1,059	22,363
Establishment of liabilities under tax receivable agreement	547	0	30,034
Issuance of equity instruments for acquisitions	0	0	1,487
Parent Company
Operating Activities
Net (loss) income	(14,718)	(154,079)	(8,035)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in net loss (income) of subsidiaries	186	114,697	8,040
Equity-based compensation	13,602	10,534	16,591
Deferred tax (benefit) expense	(57)	123,124	(17,173)
Tax receivable liability adjustment	547	(100,223)	3,987
Changes in operating assets and liabilities, net of amounts acquired:
Income tax receivable	110	7,219	(7,530)
Due from related parties, net	5,778	436	(984)
Prepaid expenses and other assets	0	0	(11,019)
Income taxes payable	0	0	(14,684)
Accrued expenses and other liabilities	(374)	370	11,190
Net cash provided by (used in) operating activities	5,074	2,078	(19,617)
Investing Activities
Capital contribution to FAH, LLC	0	0	(73,980)
Net cash used in investing activities	0	0	(73,980)
Financing Activities
Tax distribution received from FAH, LLC	0	0	38,811
Tax receivable agreement payments	(8,960)	(4)	(7,718)
Other, net	1,410	749	1,472
Net cash (used in) provided by financing activities	(7,550)	745	32,565
Net change in cash and cash equivalents	(2,476)	2,823	(61,032)
Cash and cash equivalents at beginning of period	3,734	911	61,943
Cash and cash equivalents at end of period	1,258	3,734	911
Supplemental Cash Flow Information
Income tax payments	0	0	18,999
Establishment of liabilities under tax receivable agreement	547	0	30,034
Issuance of equity instruments for acquisitions	$ 0	$ 0	$ 1,487